RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Sale of notes	$ 0.0	$ 0.0	$ 575.0
Purchase of notes	114.2	0.0	0.0
Affiliates of Platinum
Related Party Transaction [Line Items]
Sale of notes			50.0
Purchase of notes			50.0
Affiliates of Platinum | Corporate Advisory Services [Member]
Related Party Transaction [Line Items]
Transaction and financial fee			22.2
Affiliates of Platinum | Corporate Advisory Services [Member] | Geist
Related Party Transaction [Line Items]
Acquisition cost		1.3
Affiliates of Platinum | Corporate Advisory Services [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related Party Costs	5.0	5.0
Affiliates of Platinum | Corporate Advisory Services [Member] | Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related Party Costs			15.0
Charges related to other legal and consulting services	0.4	0.9
Affiliates of Platinum | Corporate Advisory Services [Member] | Sale of Critical Power Business [Member]
Related Party Transaction [Line Items]
Transaction and financial fee			12.5
Affiliates of Platinum | Corporate Advisory Services [Member] | Net Proceeds Received from 2022 Notes [Member]
Related Party Transaction [Line Items]
Transaction and financial fee			4.3
Affiliates of Platinum | Corporate Advisory Services [Member] | Purchase of Energy Labs, Inc During 2017 [Member]
Related Party Transaction [Line Items]
Transaction and financial fee			1.4
Affiliates of Platinum | Corporate Advisory Services [Member] | Fees and Expense Reimbursement [Member]
Related Party Transaction [Line Items]
Transaction and financial fee			4.0
Affiliates of Platinum | Corporate Advisory Services [Member] | Other Deductions, Net [Member]
Related Party Transaction [Line Items]
Transaction and financial fee			12.5
Affiliates of Emerson
Related Party Transaction [Line Items]
Sale of building		2.8
Received indemnification payments		16.3
Information technology services	0.3	1.4	19.9
Medical insurance			3.6
Other programs		0.4	1.1
Shared service centers			13.5
General corporate costs	$ 0.1	$ 0.8	0.6
JV Holdings
Related Party Transaction [Line Items]
Cash dividends paid			$ 1,024.0